FAIR VALUE MEASUREMENT	12 Months Ended
Dec. 31, 2025
FAIR VALUE MEASUREMENT
FAIR VALUE MEASUREMENT
(6)	FAIR VALUE MEASUREMENT

The other equity investments without readily determinable fair value are recorded at fair value only if an impairment or observable price adjustment is recognized in the current period. If an impairment or observable price adjustment is recognized on the equity securities during the period, the Company will classify these assets as Level 3 within the fair value hierarchy based on the nature of the fair value inputs.

The Group’s other financial instruments consist of cash and cash equivalents, accounts receivable, advances to third parties, employees and suppliers, which are included in the prepaid expenses and other current assets, loan receivable, net, accrued expenses and other payables and short-term loans, all of which have a carrying amount that approximate fair value because of the short maturity of these instruments.

The Group did not have any non-financial assets and liabilities that are measured at fair value on a non-recurring basis as of December 31, 2024 and 2025, respectively.